CONVERTIBLE NOTES PAYABLE (Schedule of summarizes our convertible promissory notes issued) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2016
Maturity Date	Jul. 08, 2017
Total principal outstanding		$ 160,000
Less unamortized discount		(34,453)
Total of outstanding amount		125,547
Tangiers Investment Group, LLC [Member] | 2016 Convertible Notes [Member]
Issue Date	Dec. 28, 2016
Holder	Tangiers Investment Group
Security	Unsecured
Maturity Date	Jul. 08, 2017
Interest Rate	10.00%
Base Conversion Rate	1.00 through maturity; 55% of lowest closing price thereafter
Total principal outstanding		35,000
JSJ Investments Inc. [Member]
Interest Rate			12.00%
JSJ Investments Inc. [Member] | 2016 Convertible Notes [Member]
Issue Date	Aug. 10, 2016
Holder	JSJ Investments
Security	Unsecured
Maturity Date	May 10, 2017
Interest Rate	12.00%
Base Conversion Rate	$0.20 during first 180 days; 45% of lowest closing price thereafter
Total principal outstanding		$ 125,000